Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended		60 Months Ended	87 Months Ended		89 Months Ended	103 Months Ended	118 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024 [7]	Jun. 30, 2024 [2]	Jun. 30, 2024 [3]	Jun. 30, 2024
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-5E
International Growth and Income Fund Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-6
Average Annual Return, Percent	[1]	11.18%			6.44%						3.93%
International Growth and Income Fund Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-5
Average Annual Return, Percent	[1]	11.09%			6.40%						3.89%
International Growth and Income Fund Class R-5E
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	11.02%			6.28%				6.22%
International Growth and Income Fund Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-4
Average Annual Return, Percent	[1]	10.77%			6.07%						3.57%
International Growth and Income Fund Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-3
Average Annual Return, Percent	[1]	10.45%			5.75%						3.25%
International Growth and Income Fund Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-2E
Average Annual Return, Percent	[1]	10.28%			5.60%					3.41%
International Growth and Income Fund Class R-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-2
Average Annual Return, Percent	[1]	9.94%			5.27%						2.78%
International Growth and Income Fund Class R-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-1
Average Annual Return, Percent	[1]	9.95%			5.29%						2.83%
International Growth and Income Fund Class 529-F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-F-3
Average Annual Return, Percent	[1]	11.12%	9.72%	[4]
International Growth and Income Fund Class 529-F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-F-2
Average Annual Return, Percent	[1]	11.05%	9.67%	[5]
International Growth and Income Fund Class 529-F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-F-1
Average Annual Return, Percent	[1]	10.95%			6.23%						3.73%
International Growth and Income Fund Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	8.20%			5.73%	6.08%	[6]
International Growth and Income Fund Class 529-E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-E
Average Annual Return, Percent	[1]	10.51%			5.81%						3.30%
International Growth and Income Fund Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	8.88%			5.21%						3.11%
International Growth and Income Fund Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	6.83%			5.26%						3.15%
International Growth and Income Fund Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class F-3
Average Annual Return, Percent	[1]	11.15%			6.43%			6.98%
International Growth and Income Fund Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class F-2
Average Annual Return, Percent	[1]	11.02%			6.32%						3.81%
International Growth and Income Fund Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class F-1
Average Annual Return, Percent	[1]	10.70%			6.03%						3.53%
International Growth and Income Fund Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	8.25%			5.78%	6.14%	[8]
International Growth and Income Fund Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	8.94%			5.25%						2.92%
International Growth and Income Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	4.37%			4.79%						2.95%
Without Sales Load [Member] | International Growth and Income Fund Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	10.99%			6.26%	6.45%	[6]
Without Sales Load [Member] | International Growth and Income Fund Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	9.88%			5.21%						3.11%
Without Sales Load [Member] | International Growth and Income Fund Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	10.70%			6.02%						3.52%
Without Sales Load [Member] | International Growth and Income Fund Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	11.04%			6.32%	6.51%	[8]
Without Sales Load [Member] | International Growth and Income Fund Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	9.94%			5.25%						2.92%
Without Sales Load [Member] | International Growth and Income Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	10.74%			6.04%						3.56%
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[9]	11.62%	7.94%	[5]	5.55%	5.87%	[8]	6.17%	5.95%	3.95%	3.84%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class R-5E shares were first offered on November 20, 2015.
[3]	Class R-2E shares were first offered on August 29, 2014.
[4]	1 Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-T shares were first offered on April 7, 2017.
[7]	Class F-3 shares were first offered on January 27, 2017.
[8]	Class T shares were first offered on April 7, 2017.
[9]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.